Related Party Transactions (Narrative) (Details)				3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 25, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jun. 26, 2018 USD ($)	Jun. 30, 2020 USD ($) hotel	Dec. 31, 2019 USD ($) hotel	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) hotel	Jun. 30, 2019 USD ($)	Sep. 30, 2019	Dec. 31, 2019 USD ($) hotel	Mar. 31, 2020 hotel	Dec. 31, 2018 USD ($)	Sep. 30, 2017 hotel	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Percentage not to exceed of project budget											16.50%
Due to related parties, net					$ 0						$ 0		$ 1,477,000
Number of hotel properties | hotel														24
Due from related parties, net				$ 4,969,000	$ 3,019,000			$ 4,969,000			3,019,000		0
Management fees
Related Party Transaction [Line Items]
Payment of monthly property management fees (greater than $10,000)											$ 14,000
Percentage of base management fee											3.00%
Portion of project management fees to project costs								4.00%		4.00%	4.00%
Subsidiaries
Related Party Transaction [Line Items]
Number of hotel properties managed by affiliates | hotel				79	80			79			80
Number of hotel properties | hotel					117						117	116
Remington Hotels
Related Party Transaction [Line Items]
Security deposit					$ 1,200,000						$ 1,200,000
Due from related parties, net					1,800,000						1,800,000
Ashford Inc.
Related Party Transaction [Line Items]
Contribution amount committed	$ 15,000,000
Contribution amount funded					2,500,000						2,500,000
Expensed reimbursement of operating expenses				$ 316,000	896,000	$ 0		$ 1,013,000	$ 0		896,000
Due to related parties, net					6,570,000						6,570,000		23,034,000
Ashford Inc. | Affiliated Entity
Related Party Transaction [Line Items]
Consideration for FF&E						8,100,000	$ 5,000,000.0
Amount received from hotel FF&E													16,100,000
Recorded gain from sale and derecognized assets		$ 1,800,000
ERFP, percent of commitment for each hotel			10.00%
ERFP, initial term			2 years
ERFP, renewal term			1 year
ERFP, notice term			60 days
Ashford Inc. | Hilton Alexandria Old Town | Affiliated Entity
Related Party Transaction [Line Items]
Obligation amount													$ 11,100,000
Ashford Inc. | Hilton Santa Cruz/Scotts Valley | Affiliated Entity
Related Party Transaction [Line Items]
Entitled to receive for furniture, fixtures, and equipment					5,000,000.0						5,000,000.0
Recorded gain from sale and derecognized assets											233,000
Ashford Inc. | Embassy Suites New York Manhattan Times Square | Affiliated Entity
Related Party Transaction [Line Items]
Consideration for FF&E						$ 8,100,000
Entitled to receive for furniture, fixtures, and equipment					19,500,000						19,500,000
Recorded gain from sale and derecognized assets											326,000
Ashford Inc. | Consideration to Purchase Furniture, Fixtures and Equipment
Related Party Transaction [Line Items]
Due to related parties, net															$ 4,000,000.0
Ashford Inc. | Other Assets
Related Party Transaction [Line Items]
Contribution amount funded					$ 1,600,000						$ 1,600,000
Maximum | Ashford Inc.
Related Party Transaction [Line Items]
Quarterly base fee					0.70%						0.70%
Total market capitalization					$ 10,000,000,000.0						$ 10,000,000,000.0
Maximum | Ashford Inc. | Affiliated Entity
Related Party Transaction [Line Items]
ERFP investment amount (up to)			$ 50,000,000
ERFP commitment amount subject to increase			$ 100,000,000
Minimum | Ashford Inc.
Related Party Transaction [Line Items]
Quarterly base fee					0.50%						0.50%
Total market capitalization					$ 6,000,000,000.0						$ 6,000,000,000.0